Consolidated statements of changes in shareholders' equity - USD ($) $ in Thousands	Common shares	Treasury stock	Additional paid-in capital [Member]	Retained earnings (Accumulated deficits) [Member]	Statutory reserves [Member]	Accumulated other comprehensive income/(loss) [Member]	Total Xunlei Limited's shareholders' equity [Member]	Non-controlling interest [Member]	Total
Beginning Balance, Amount at Dec. 31, 2019	$ 85	$ 7	$ 472,052	$ (166,973)	$ 5,132	$ (13,425)	$ 296,878	$ (1,335)	$ 295,543
Beginning Balance, Shares at Dec. 31, 2019	339,165,241	29,711,964
Repurchase of common shares, Amount	$ (1)	$ 1	(4,475)				(4,475)		(4,475)
Repurchase of common shares, shares	(5,956,960)	5,956,960
Share-based compensation			2,310				2,310		2,310
Restricted shares vested (Shares)	1,193,700	(1,193,700)
Appropriation of statutory reserves				(282)	282
Currency translation adjustments						11,281	11,281	(146)	11,135
Net (loss)/income				(13,840)			(13,840)	(300)	(14,140)
Ending Balance, Amount at Dec. 31, 2020	$ 84	$ 8	469,887	(181,095)	5,414	(2,144)	292,154	(1,781)	290,373
Ending Balance, Shares at Dec. 31, 2020	334,401,981	34,475,224
Share-based compensation			6,170				6,170		6,170
Restricted shares vested (Shares)	(2,855,965)	2,855,965
Appropriation of statutory reserves				(741)	741
Currency translation adjustments						4,132	4,132	(16)	4,116
Net (loss)/income				1,191			1,191	(83)	1,108
Ending Balance, Amount at Dec. 31, 2021	$ 84	$ 8	476,057	(180,645)	6,155	1,988	303,647	(1,880)	301,767
Ending Balance, Shares at Dec. 31, 2021	337,257,946	31,619,259
Repurchase of common shares, Amount	$ (5)	$ 5	(6,747)				(6,747)		(6,747)
Repurchase of common shares, shares	(22,049,870)	22,049,870
Share-based compensation			8,184				8,184		8,184
Restricted shares vested	$ 2	$ (2)
Restricted shares vested (Shares)	9,839,660	(9,839,660)
Appropriation of statutory reserves				(881)	881
Currency translation adjustments						(16,656)	(16,656)	229	(16,427)
Issuance of common shares for vesting of restricted shares		$ 1	(1)
Issuance of common shares for vesting of restricted shares (in shares)		6,124,735
Disposal of subsidiaries			2				2	358	360
Capital injection in a subsidiary from noncontrolling interest shareholders								(63)	(63)
Net (loss)/income				21,463			21,463	(116)	21,347
Ending Balance, Amount at Dec. 31, 2022	$ 81	$ 12	$ 477,495	$ (160,063)	$ 7,036	$ (14,668)	$ 309,893	$ (1,472)	$ 308,421
Ending Balance, Shares at Dec. 31, 2022	325,047,736	49,954,204